EATON VANCE GROWTH TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 2-22019) certifies (a) that the form of each prospectus and statement of additional information dated January 1, 2010 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 108 (“Amendment No. 108”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 108 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-09-001004) on December 23, 2009:

Eaton Vance Asian Small Companies Fund Eaton Vance Greater China Growth Fund Eaton Vance Global Growth Fund Eaton Vance Multi-Cap Growth Fund Eaton Vance Worldwide Health Sciences Fund

EATON VANCE GROWTH TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma Secretary

Date: January 4, 2010